Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income (Loss) Attributable to Parent	$ 41,833	$ 91,062	$ 70,946
Other Comprehensive Income (Loss), before Tax	16,662	7,675	58,896
Other Comprehensive Income (Loss), Tax	(5,832)	(2,686)	(20,614)
Other Comprehensive Income (Loss), Net of Tax	10,831	4,989	38,282
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	52,664	96,051	109,229
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(272)	(184)	(119)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	25,532	18,297	44,191
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	(8,598)	(10,438)	14,824
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes	$ 16,934	$ 7,859	$ 59,015